Intangible Assets, Goodwill and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 152	$ 73
Investments	84	70
Goodwill	77	0
Deferred costs	67	61
Long-term receivables	31	26
Other long-term assets	18	37
Total intangible assets, goodwill and other	429	267
Investments
Investments accounted for under the equity method	60	54
Cost method investments	$ 24	$ 16